Commitments	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments [Abstract]
Commitments	Commitments
As at December 31, 2024, the Company had the following commitments (in addition to those disclosed elsewhere in these financial statements):

•For payments of $13 million for mobile equipment purchases and rebuilds, $1 million for the tailings storage facility, $1 million for underground development, $1 million related to plant and powerhouse maintenance and $1 million for other capital projects at the Fekola Mine, all of which is expected to be incurred in 2025.
•For payments of $21 million for construction activities at the Goose Project, all of which is expected to be incurred in 2025.